SHAREHOLDERS' EQUITY (Details 2)	12 Months Ended
	Dec. 31, 2023 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Granted	207,305	[1]
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Balance	816,994
Granted	846,540	[2]
Vested	(338,034)
Canceled	(109,899)
Balance	1,215,601	[2]
Weighted-Average Fair Value
Balance | $ / shares	$ 126.29
Weighted-average fair value granted | $ / shares	138.84	[2]
Weighted-average fair value vested | $ / shares	128.44
Weighted-average fair value canceled | $ / shares	126.59
Balance | $ / shares	$ 134.41	[2]

[1]	Includes 73,074 performance options granted to the Company’s Co-CEOs in 2022. and 74,108 performance options granted to the Company’s Co-CEOs in 2023, as applicable.
[2]	Includes 22,928 performance shares granted to the Company’s Co-CEOs in 2023.